Active Passive Balanced Portfolio Annual Fund Operating Expenses - Active Passive Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Balanced Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.49%	[2]
Fee Waiver or Reimbursement	(0.05%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.44%	[1],[2],[3]

[1]	Restated to reflect current management fees and expenses.
[2]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.
[3]	The Portfolio's investment adviser has contractually agreed to waive a portion of its management fee. This contractual agreement will continue through at least April 30, 2027 and may not be terminated prior to that date without action by the Board of Directors.